Note 7 - Risk Management - Breakdown of Loans and Advances , impaired and accumulated impairment by sectors (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Central Banks [Member]
Risk Management Loans And Advances Sectors [Line Items]
Gross value financial assets impaired	€ 4,285,000,000	€ 3,947,000,000
Loans and Advances Impared and Accumulated impairment by sectors	0	0
Accumulated Impairment	€ (9,000,000)	€ (6,000,000)
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	0.00%	0.00%
General Governement [Member]
Risk Management Loans And Advances Sectors [Line Items]
Gross value financial assets impaired	€ 28,281,000,000	€ 28,198,000,000
Loans and Advances Impared and Accumulated impairment by sectors	88,000,000	128,000,000	€ 171,000,000
Accumulated Impairment	€ (60,000,000)	€ (84,000,000)	€ (111,000,000)
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	0.30%	0.40%	0.50%
Credit Institutions [Member]
Risk Management Loans And Advances Sectors [Line Items]
Gross value financial assets impaired	€ 13,664,000,000	€ 9,175,000,000
Loans and Advances Impared and Accumulated impairment by sectors	6,000,000	10,000,000	€ 11,000,000
Accumulated Impairment	€ (15,000,000)	€ (12,000,000)	€ (36,000,000)
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	0.00%	0.10%	0.30%
Other Financial Institutions [Member]
Risk Management Loans And Advances Sectors [Line Items]
Gross value financial assets impaired	€ 11,239,000,000	€ 9,490,000,000
Loans and Advances Impared and Accumulated impairment by sectors	17,000,000	11,000,000	€ 12,000,000
Accumulated Impairment	€ (31,000,000)	€ (22,000,000)	€ (26,000,000)
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	0.20%	0.10%	0.10%
Non-financial corporations
Risk Management Loans And Advances Sectors [Line Items]
Gross value financial assets impaired	€ 173,254,000,000	€ 170,182,000,000
Loans and Advances Impared and Accumulated impairment by sectors	8,467,000,000	8,372,000,000	€ 10,791,000,000
Accumulated Impairment	€ (6,465,000,000)	€ (6,260,000,000)	€ (7,538,000,000)
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	4.90%	4.90%	6.30%
Agriculture Forestry And Fishing [Member]
Risk Management Loans And Advances Sectors [Line Items]
Gross value financial assets impaired	€ 3,758,000,000	€ 3,685,000,000
Loans and Advances Impared and Accumulated impairment by sectors	154,000,000	122,000,000	€ 166,000,000
Accumulated Impairment	€ (124,000,000)	€ (107,000,000)	€ (123,000,000)
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	4.10%	3.30%	4.30%
Mining And Quarrying [Member]
Risk Management Loans And Advances Sectors [Line Items]
Gross value financial assets impaired	€ 4,669,000,000	€ 4,952,000,000
Loans and Advances Impared and Accumulated impairment by sectors	100,000,000	96,000,000	€ 177,000,000
Accumulated Impairment	€ (86,000,000)	€ (70,000,000)	€ (123,000,000)
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	2.10%	1.90%	3.70%
Manufacturing [Member]
Risk Management Loans And Advances Sectors [Line Items]
Gross value financial assets impaired	€ 39,517,000,000	€ 36,772,000,000
Loans and Advances Impared and Accumulated impairment by sectors	1,711,000,000	1,695,000,000	€ 1,239,000,000
Accumulated Impairment	€ (1,242,000,000)	€ (1,134,000,000)	€ (955,000,000)
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	4.30%	4.60%	3.60%
Electricity Gas [Member]
Risk Management Loans And Advances Sectors [Line Items]
Gross value financial assets impaired	€ 12,305,000,000	€ 13,853,000,000
Loans and Advances Impared and Accumulated impairment by sectors	684,000,000	585,000,000	€ 213,000,000
Accumulated Impairment	€ (575,000,000)	€ (446,000,000)	€ (289,000,000)
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	5.60%	4.20%	1.80%
Water Supply [Member]
Risk Management Loans And Advances Sectors [Line Items]
Gross value financial assets impaired	€ 900,000,000	€ 1,061,000,000
Loans and Advances Impared and Accumulated impairment by sectors	14,000,000	19,000,000	€ 29,000,000
Accumulated Impairment	€ (16,000,000)	€ (15,000,000)	€ (11,000,000)
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	1.60%	1.80%	4.50%
Construction [Member]
Risk Management Loans And Advances Sectors [Line Items]
Gross value financial assets impaired	€ 10,945,000,000	€ 11,899,000,000
Loans and Advances Impared and Accumulated impairment by sectors	1,377,000,000	1,488,000,000	€ 2,993,000,000
Accumulated Impairment	€ (876,000,000)	€ (1,007,000,000)	€ (1,708,000,000)
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	12.60%	12.50%	20.10%
Whole sale And Retail Trade [Member]
Risk Management Loans And Advances Sectors [Line Items]
Gross value financial assets impaired	€ 27,467,000,000	€ 25,833,000,000
Loans and Advances Impared and Accumulated impairment by sectors	1,799,000,000	1,624,000,000	€ 1,706,000,000
Accumulated Impairment	€ (1,448,000,000)	€ (1,259,000,000)	€ (1,230,000,000)
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	6.60%	6.30%	5.90%
Transport And Storage [Member]
Risk Management Loans And Advances Sectors [Line Items]
Gross value financial assets impaired	€ 9,638,000,000	€ 9,798,000,000
Loans and Advances Impared and Accumulated impairment by sectors	507,000,000	459,000,000	€ 441,000,000
Accumulated Impairment	€ (392,000,000)	€ (374,000,000)	€ (353,000,000)
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	5.30%	4.70%	4.20%
Accommodation And Food Service Activies [Member]
Risk Management Loans And Advances Sectors [Line Items]
Gross value financial assets impaired	€ 8,703,000,000	€ 7,882,000,000
Loans and Advances Impared and Accumulated impairment by sectors	279,000,000	315,000,000	€ 362,000,000
Accumulated Impairment	€ (203,000,000)	€ (204,000,000)	€ (222,000,000)
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	3.20%	4.00%	4.30%
Information And Communication [Member]
Risk Management Loans And Advances Sectors [Line Items]
Gross value financial assets impaired	€ 6,316,000,000	€ 5,238,000,000
Loans and Advances Impared and Accumulated impairment by sectors	95,000,000	113,000,000	€ 984,000,000
Accumulated Impairment	€ (65,000,000)	€ (72,000,000)	€ (256,000,000)
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	1.50%	2.10%	17.00%
Financial and Insurance Activities [Member]
Risk Management Loans And Advances Sectors [Line Items]
Gross value financial assets impaired	€ 6,864,000,000	€ 6,929,000,000
Loans and Advances Impared and Accumulated impairment by sectors	191,000,000	147,000,000
Accumulated Impairment	€ (140,000,000)	€ (128,000,000)
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	2.80%	2.10%
Real Estate Activities [Member]
Risk Management Loans And Advances Sectors [Line Items]
Gross value financial assets impaired	€ 19,435,000,000	€ 17,272,000,000
Loans and Advances Impared and Accumulated impairment by sectors	782,000,000	834,000,000	€ 1,171,000,000
Accumulated Impairment	€ (527,000,000)	€ (624,000,000)	€ (1,100,000,000)
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	4.00%	4.80%	7.90%
Professional Scientific And Tecnical Activities [Member]
Risk Management Loans And Advances Sectors [Line Items]
Gross value financial assets impaired	€ 4,375,000,000	€ 5,096,000,000
Loans and Advances Impared and Accumulated impairment by sectors	167,000,000	204,000,000	€ 252,000,000
Accumulated Impairment	€ (140,000,000)	€ (171,000,000)	€ (183,000,000)
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	3.80%	4.00%	3.80%
Administrative And Support Service Activities [Member]
Risk Management Loans And Advances Sectors [Line Items]
Gross value financial assets impaired	€ 3,415,000,000	€ 3,162,000,000
Loans and Advances Impared and Accumulated impairment by sectors	118,000,000	128,000,000	€ 188,000,000
Accumulated Impairment	€ (134,000,000)	€ (125,000,000)	€ (130,000,000)
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	3.40%	4.00%	6.30%
Public Administration And Defense [Member]
Risk Management Loans And Advances Sectors [Line Items]
Gross value financial assets impaired	€ 282,000,000	€ 319,000,000
Loans and Advances Impared and Accumulated impairment by sectors	5,000,000	5,000,000	€ 4,000,000
Accumulated Impairment	€ (6,000,000)	€ (7,000,000)	€ (6,000,000)
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	1.70%	1.60%	1.90%
Education [Member]
Risk Management Loans And Advances Sectors [Line Items]
Gross value financial assets impaired	€ 903,000,000	€ 912,000,000
Loans and Advances Impared and Accumulated impairment by sectors	41,000,000	31,000,000	€ 31,000,000
Accumulated Impairment	€ (38,000,000)	€ (31,000,000)	€ (25,000,000)
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	4.50%	3.40%	3.40%
Human Health Services and Social Work Activities [Member]
Risk Management Loans And Advances Sectors [Line Items]
Gross value financial assets impaired	€ 4,696,000,000	€ 4,406,000,000
Loans and Advances Impared and Accumulated impairment by sectors	66,000,000	63,000,000	€ 75,000,000
Accumulated Impairment	€ (55,000,000)	€ (63,000,000)	€ (68,000,000)
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	1.40%	1.40%	1.70%
Arts Enterntainment And Recreation [Member]
Risk Management Loans And Advances Sectors [Line Items]
Gross value financial assets impaired	€ 1,396,000,000	€ 1,323,000,000
Loans and Advances Impared and Accumulated impairment by sectors	47,000,000	59,000,000	€ 69,000,000
Accumulated Impairment	€ (39,000,000)	€ (41,000,000)	€ (38,000,000)
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	3.40%	4.50%	4.60%
Other Services [Member]
Risk Management Loans And Advances Sectors [Line Items]
Gross value financial assets impaired	€ 7,671,000,000	€ 9,791,000,000
Loans and Advances Impared and Accumulated impairment by sectors	331,000,000	386,000,000	€ 690,000,000
Accumulated Impairment	€ (360,000,000)	€ (382,000,000)	€ (716,000,000)
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	4.30%	3.90%	4.30%
Households [Member]
Risk Management Loans And Advances Sectors [Line Items]
Gross value financial assets impaired	€ 181,989,000,000	€ 178,355,000,000
Loans and Advances Impared and Accumulated impairment by sectors	7,381,000,000	7,838,000,000	€ 8,417,000,000
Accumulated Impairment	€ (5,847,000,000)	€ (5,833,000,000)	€ (5,073,000,000)
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	4.10%	4.40%	4.70%
Total Member
Risk Management Loans And Advances Sectors [Line Items]
Gross value financial assets impaired	€ 412,711,000,000	€ 399,347,000,000
Loans and Advances Impared and Accumulated impairment by sectors	15,959,000,000	16,359,000,000	€ 19,401,000,000
Accumulated Impairment	€ (12,427,000,000)	€ (12,217,000,000)	€ (12,784,000,000)
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	3.90%	4.10%	4.50%